As filed with the Securities and Exchange Commission on May 25, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021 – March 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report
March 31, 2022
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus Fund
(the “Fund”) for the six months ended March 31, 2022. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies. A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals.
Over the last six months, the broad stock market (represented by the S&P 500) experience two diametrically opposed quarters, with a strong 11.0% gain in the 4th quarter of 2021 followed by a reversal of trend to post a -4.6% return in the 1st quarter of 2022. Over the six months as a whole, The S&P gained 5.92%. The stock market’s first quarter of 2022 decline could be attributed to a number of factors—Omicron, the war in Ukraine, the highest year over year consumer price inflation in 40 years, labor shortages, and/or continued
supply chain disruption. Yet its root cause might be best attributed to “Poor Peter Powell finally had to Pay the Piper!” Naturally, “Peter”
is Fed Chairman Jerome Powell who indulged in the fantasy that MMT (Modern Monetary Theory) offered a free lunch—meaning no amount of Federal Reserve Board money supply growth to fund the federal government’s massive deficit spending spree, while suppressing of yields via its Zero Interest Rate Policy (ZIRP), would put upward pressure on consumer and industrial prices. After wishing and forecasting for months that price inflation would prove to be transitory, Powell finally acknowledged the Fed was behind the curve. The Piper now has to be paid with many more Fed Fund rate hikes than would likely have been necessary had he ended the
Fed’s extraordinary monetary ease and ZIRP in June of 2021. We identified the coming awakening of price inflation before it actually appeared in 2021.
In light of these pressures, it is a pleasure to report that Baywood Value Plus Fund produced positive returns in the 1st quarter, with a total return of 5.61%, and an 11.51% return over the last six months. This compared to the return on our primary benchmark, Morningstar
US Large Cap Value Index, of 1.63% and 9.37% over the first quarter and six-month periods, respectively.
For years now through the end of 2021, growth-stock indexes feasted on low interest rates that justified high price/earnings ratios.
Not surprisingly, the rise in discount rates so far in 2022 year punished these stocks the most. Even with price recovery in March, the
NASDAQ plunged -8.9% for the first quarter as a whole, the S&P 500 dropped -4.6%, and even the S&P 500 Value produced a modest decline of -0.16%. Given the shellacking the 30-year T-bond took, with a return of -11%, T-bonds looked a lot like growth stocks and offered no protection against the weak equity market returns.
It is important to note that the booming economic recovery was well underway at the beginning of the new year, producing real growth from pent up demand at the same time price inflation was gaining upside momentum. All of the factors necessary to create today’s problems were in place before the Fed realized its error and changed policy in 2022, before the wave of Omicron infections peaked and then dropped sharply in January, and before Russia launched its war against Ukraine. With the Omicron wave receding rapidly (except in China), the economic reopening story was revived once again.
Was the first quarter of 2022 then the beginning of the “perfect storm” for stocks and bonds or just a short-lived squall in financial markets?
Certainly, if the Federal Reserve Board actually follows through and raises the Fed Fund Rate six more times (at least 175 basis points in total this year), rising interest rates should push up cash flow discount rates. As a result, growth stock valuations (as measure by a stock’s price/earnings ratio) should remain under downside pressure as they were in the first quarter. The highest growth sectors in the value benchmark, information technology and consumer discretionary sectors of the Morningstar US Large Cap Value fell approximately -8%
and -18% in the 1st quarter, respectively, with six-month returns of +2% and -3%, respectively, which highlights that rising interest rates the 1st quarter have already begun to hit the valuations of stocks in these two sectors
Nor is it difficult to understand that rising prices benefit the purveyors of commodities. Energy stocks topped Morningstar’s sector list rising nearly 51%, followed by materials up nearly 35%. Having anticipated that the problem with price inflation would not be transitory, SKBA positioned Value Plus to have more of the latter holdings (energy and materials) compared to the former. While
Russia’s invasion of Ukraine pushed the price of West Texas Intermediate (WTI) and Brent Crude temporarily above $120 per barrel, even a quick resolution of the war would not likely cause crude oil prices to collapse. Worldwide consumption is back to pre-pandemic

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

levels of 100 million barrels per day even without a full recovery in jet fuel consumption. Equinor, Chevron and ConocoPhillips led the charge higher among energy stocks in the portfolio.
Yet it wasn’t simply the over-weighted positions in energy and materials that made the difference over the last two quarters. Drug manufacturer AbbVie gained almost 53% as its Botox franchise regained momentum along with its new treatments for autoimmune diseases, Skyrizi and Rinvoq. Raytheon Technologies, known for its highly successful Patriot missile system as well as commercial jet engine manufacturing and maintenance, rose 16%. Union Pacific (railroad) rose almost 41%. Even though Morningstar’s financial sector reported a negative -3% return over the period, SKBA’s holdings produced positive 9% return. While underweighting bank stocks, SKBA overweight insurance stocks. Among financials, insurance stocks posted the largest returns with American International
Group, Chubb, and MetLife each producing low double-digit returns. The rise in the yield curve result in the decision to start a position in Wells Fargo during the 1st quarter as we believe it has the potential for upside surprise in its net interest margins and cost cutting.
Next to energy, our overweight among diversified holdings in materials stocks generate nearly a 34% total return with holdings in gold miner Newmont, fertilizer company Nutrien, metals miner Rio Tinto, and Packaging Corp all contributing to this sizeable outperformance.
At the other end of the spectrum, the strategy underperformed the benchmark in two sectors, consumer discretionary and utilities. Three stocks saw significant losses. Generic drug maker Viatris plunged -24% in part due to a dramatic shift in business strategy that we do not support, and so we chose to exit the position during the first quarter. Following its decline in the 4th quarter, we also exited healthcare equipment company, Royal Philips, as product quality and demand issues arose. Auto parts maker Lear and clothing manufacturer
Kontoor declined -8% and -16%, respectively, but because we continue to have confidence in their long-term prospects, we used this opportunity to buy low.
The question arises, can Value Plus sustain positive performance in the face of a weak market or a resurgence of return from growth-stock indexes? Certainly no one knows the answer to this but it is important to note that there are some parallels between to market and the peak of the growth-stock mania of 1999.
First, using various valuation metrics, “growth” substantially outperformed “value” in the late 1990s, setting up an extreme differential in valuation that left growth stocks vulnerable to any deterioration in the “new paradigm” set of growth stock beliefs from the tech and internet boom. We have believed a similar valuation spread exists today, particularly heightened by the boom in stay-at-home/work-at-
home products and services during the pandemic shutdown. With Omicron fading and economic reopening more secure, this valuation difference is no longer justified. In our view, the first quarter market decline barely put a dent in the continued overvaluation.
Second, we also believe both periods (late 1990s and 2020-21) saw a pull forward revenues from future periods due to the surge in pandemic services like Netflix and Zoom subscriptions of late and info tech spending to resolve the Y2K problem of the late 1990’s (the need to shift from 2-digit years to 4-digit years in all computer systems and software). Investors who believed the new paradigm of accelerated growth were massively disappointed in the new century, and it is our view that we have just begun a significant slowdown in the relative growth rates of growth stocks compared to value stocks. Only time will tell if these perspectives are accurate.
In the meantime, we’ll keep an eye on these trends and how to best adjust client portfolios to changes we see coming.
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.
The S&P 500® Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. An investment cannot be made directly in an index. The S&P 500® Value Index is an unmanaged group of securities and is considered to be representative of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. The gains and losses reflect the monthly price of the
Index only, and therefore, do not include dividends. The Morningstar US Large Value TR Index measures the performance of measures the performance of US large-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.
Basis points refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.66%.
However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2023 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297.
Average Annual Total Returns
Periods Ended March 31, 2022 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund 15.95% 10.37% 10.67% 9.84%
Morningstar US Large Value TR Index 12.12% 10.26% 11.14% 8.64%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.2%
Basic Materials - 10.8%
400 International Flavors & Fragrances, Inc. $ 52,532
1,300 Newmont Corp. 103,285
860 Nutrien, Ltd. 89,431
300 Packaging Corp. of America 46,833
1,400 Rio Tinto PLC, ADR 112,560
404,641
Capital Goods / Industrials - 5.9%
800 ManpowerGroup, Inc. 75,136
100 Parker-Hannifin Corp. 28,376
1,200 Raytheon Technologies Corp. 118,884
222,396
Communication Services - 6.2%
2,900 AT&T, Inc. 68,527
1,900 Comcast Corp., Class A 88,958
1,500 Verizon Communications, Inc. 76,410
233,895
Consumer Discretionary - 6.9%
500 Darden Restaurants, Inc. 66,475
400 Genuine Parts Co. 50,408
2,000 Kontoor Brands, Inc. 82,700
400 Lear Corp. 57,036
256,619
Consumer Staples - 6.9%
800 Ingredion, Inc. 69,720
700 Molson Coors Beverage Co., Class B 37,366
200 PepsiCo., Inc. 33,476
1,900 The Kraft Heinz Co. 74,841
300 Walmart, Inc. 44,676
260,079
Energy - 10.4%
300 Chevron Corp. 48,849
1,400 ConocoPhillips 140,000
2,100 Equinor ASA, ADR 78,771
3,200 Kinder Morgan, Inc. 60,512
700 Phillips 66 60,473
388,605
Financials - 18.5%
2,200 American International Group, Inc. 138,094
500 Chubb, Ltd. 106,950
1,600 Citigroup, Inc. 85,440
200 CME Group, Inc. 47,572
400 First American Financial Corp. 25,928
1,600 MetLife, Inc. 112,448
500 Northern Trust Corp. 58,225
900 Prosperity Bancshares, Inc. 62,442
1,100 Wells Fargo & Co. 53,306
690,405
Health Care - 13.4%
700 AbbVie, Inc. 113,477
300 Amgen, Inc. 72,546
1,000 AstraZeneca PLC, ADR 66,340
1,500 Cardinal Health, Inc. 85,050
16 Koninklijke Philips NV, ADR 489
600 Medtronic PLC 66,570
1,200 Merck & Co., Inc. 98,460
502,932
Real Estate - 3.9%
1,104 Realty Income Corp. REIT 76,507
2,400 VICI Properties, Inc. REIT 68,304
144,811
Shares Security Description Value
Technology - 9.3%
1,200 Cisco Systems, Inc. $ 66,912
1,300 Corning, Inc. 47,983
600 International Business Machines Corp. 78,012
1,100 NetApp, Inc. 91,300
200 TE Connectivity, Ltd. 26,196
200 Texas Instruments, Inc. 36,696
347,099
Transportation - 3.9%
6,100 Atlas Corp. 89,548
200 Union Pacific Corp. 54,642
144,190
Utilities - 1.1%
1,000 OGE Energy Corp. 40,780
Total Common Stock (Cost $2,826,430) 3,636,452
Shares Security Description Value
Money Market Fund - 3.1%
115,103 First American Government Obligations
Fund, Class X, 0.19%
(a)
(Cost $115,103) 115,103
Investments, at value - 100.3% (Cost $2,941,533) $ 3,751,555
Other Assets & Liabilities, Net - (0.3)% (11,716)
Net Assets - 100.0% $ 3,739,839
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,636,452
Level 2 - Other Significant Observable Inputs 115,103
Level 3 - Significant Unobservable Inputs –
Total $ 3,751,555

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 10.8%
Capital Goods / Industrials 5.9%
Communication Services 6.2%
Consumer Discretionary 6.8%
Consumer Staples 6.9%
Energy 10.4%
Financials 18.4%
Health Care 13.4%
Real Estate 3.9%
Technology 9.3%
Transportation 3.8%
Utilities 1.1%
Money Market Fund 3.1%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,941,533) $ 3,751,555
Receivables:
Dividends 13,509
From investment advisor 10,546
Prepaid expenses 13,542
Total Assets
3,789,152
LIABILITIES
Payables:
Fund shares redeemed 25,401
Accrued Liabilities:
Trustees’ fees and expenses 22
Fund services fees 5,117
Other expenses 18,773
Total Liabilities
49,313
NET ASSETS
$ 3,739,839
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,719,420
Distributable earnings 1,020,419
NET ASSETS
$ 3,739,839
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 183,203
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 20.41

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $383) $ 63,860
Total Investment Income
63,860
EXPENSES
Investment advisor fees 8,889
Fund services fees 29,623
Transfer agent fees 9,262
Custodian fees 2,547
Registration fees 12,469
Professional fees 16,636
Trustees' fees and expenses 2,322
Other expenses 15,065
Total Expenses 96,813
Fees waived and expenses reimbursed
(84,368)
Net Expenses
12,445
NET INVESTMENT INCOME
51,415
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 197,408
Net change in unrealized appreciation (depreciation) on investments
139,493
NET REALIZED AND UNREALIZED GAIN
336,901
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 388,316

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2022
For the Year
Ended
September 30,
2021
OPERATIONS
Net investment income $ 51,415 $ 78,386
Net realized gain 197,408 281,849
Net change in unrealized appreciation (depreciation) 139,493 592,957
Increase in Net Assets Resulting from Operations
388,316 953,192
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(303,361) (71,909)
CAPITAL SHARE TRANSACTIONS
Sale of shares 40,792 97,772
Reinvestment of distributions 300,824 71,883
Redemption of shares
(75,300) (250,617)
Increase (Decrease) in Net Assets from Capital Share Transactions
266,316 (80,962)
Increase in Net Assets
351,271 800,321
NET ASSETS
Beginning of Period
3,388,568 2,588,247
End of Period
$ 3,739,839 $ 3,388,568
SHARE TRANSACTIONS
Sale of shares 2,022 5,147
Reinvestment of distributions 15,780 3,675
Redemption of shares
(3,747) (12,688)
Increase (Decrease) in Shares
14,055 (3,866)

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2022
For the Years Ended September 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 20.03 $ 14.96 $ 17.03 $ 18.63 $ 17.36 $ 15.59
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.45 0.39 0.44 0.38 0.38
Net realized and unrealized gain (loss)
1.86 5.04 (1.86) (0.84) 1.76 2.02
Total from Investment Operations
2.15 5.49 (1.47) (0.40) 2.14 2.40
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.25) (0.42) (0.38) (0.39) (0.35) (0.36)
Net realized gain
(1.52) – (0.22) (0.81) (0.52) (0.27)
Total Distributions to Shareholders
(1.77) (0.42) (0.60) (1.20) (0.87) (0.63)
NET ASSET VALUE, End of Period
$ 20.41 $ 20.03 $ 14.96 $ 17.03 $ 18.63 $ 17.36
TOTAL RETURN
11.51%(b) 36.80% (8.77)% (1.55)% 12.57% 15.60%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,740 $ 3,389 $ 2,588 $ 2,802 $ 936 $ 711
Ratios to Average Net Assets:
Net investment income 2.89%(c) 2.39% 2.51% 2.66% 2.10% 2.28%
Net expenses 0.70%(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (d) 5.45%(c) 5.66% 6.68% 8.13% 8.83% 11.16%
PORTFOLIO TURNOVER RATE 19%(b) 35% 40% 49% 34% 48%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the six months ended March 31, 2022. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Reflecting back on the past two years can be daunting considering how much the world has changed in that time period. The way in which we even speak about the past has changed; we now collectively refer to the period before March 2020 as pre-pandemic, marking a new era of sorts for the period after. Defining when the “post-pandemic” period began (or will begin) is a bit trickier, which could be different depending on location and other factors, like politics and individual perspective; however, we can all agree that the world we live in now is vastly different than the one we did prior to 2020. It’s vastly different from a portfolio positioning perspective as well.
Given the overvaluation of much of the stock and bond market, our steps to protect the Socially Responsible Value strategy produced positive returns during the 1st quarter of 2022 market selloff. How did we get here?
First, the pandemic was an attack on our consciousness, as we all had to figure out how to adapt to the strange new world of mask-
wearing, curfews, limited store hours and store items. Most of us took the time to reconsider our health, knowing this was a disease that killed the less fortunate and less healthy. Many of us lost loved ones to this new and seemingly strange disease. Then came the economic consequences of government responses to bend the curve and ease the strain on hospitals. The total shut-down of the global economy carried some strange repercussions that we still see in our daily lives. The government response to print and deliver money to every citizen was also not without consequence either. Even our recreational choices had changed; RVs and camping gear were the two leading consumer discretionary industries in 2020 and 2021. Supply chains were hammered as companies realized you couldn’t just start and stop production on a dime in a world that had become highly dependent on global trade. Not to mention all of the supply shortages brought out by the shortage of labor due to lockdowns and sickness. Auto production, for example, which was shut down for more than three months in 2020 and severely constrained by the semiconductor shortage afterwards has yet to fully recover, thus contributing to the massive spike in prices of new and used vehicles. In fact, if you purchased a new car in the last 2-3 years, there’s a good chance that vehicle is worth more than what you paid for it.
The labor shortages, partly due to a wave of retirements, has led to significant wage increases, the likes of which hasn’t been seen in decades. Furthermore, a large number of firms have realized that they no longer need to take an “all-hands-on-deck” approach to a work environment and, in conjunction with the leverage laborers can now exert, is reshaping how many days workers are needed in an office setting. One more factor that has changed since the pandemic began is consolidation. Just think of the many restaurants and retail locations that have closed or shutdown since March of 2020. In energy, consolidation accelerated as did the bankruptcies. With consolidation often comes price discipline as there are fewer companies competing on price, which also leads to, if not outright price increases, then at least the cessation of irrational competitive pricing tactics (price declines). Most of these are also contributing factors to one of the biggest issues the U.S. has had to face in almost 40 years: Price Inflation.
After nearly 40 years of declining to very low inflation, many Americans find themselves dealing with unprecedented price increases for the first time in their lives. Anyone approximately 40 or younger have yet to deal with inflation of this magnitude over their lifespan.
Higher inflation has also ended the 40-year bull-market in bonds as the Fed now has a serious problem to contend with and will likely not have the ability to kowtow to political pressure to keep rates (and thus government borrowing cost) low. Furthermore, inflation eats away at the value of fixed payments (like bonds) and investors tend to prefer investments that can appreciate in an inflationary environment, which will lead to further pressure for increasing bond yields.
And thus, for investors, we find ourselves in a landscape that is very different from the one in which we were in just two short years ago. While the fourth quarter of 2021 was dominated by the fear of Delta and Omicron and thus the market favored growth stocks, what we’ve seen so far in 2022 is that the markets have completely reversed. Now, the markets are finally reacting to the new reality of higher interest rates and higher inflation and has shown a preference for shorter-dated assets (cyclicals as opposed to growth) with upfront dividend payments (with the ability to grow with inflation), reversing the trends we’ve witnessed in the markets throughout most of the 2010s and early 2020s. Growth stocks are now at the beginning of what we believe will be a prolonged correction in valuations.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

Having previously pointed out the excess valuations and concentration within the indices to these mega-cap growth stocks, we won’t belabor the details in this write-up. Suffice to say, we have seen this coming for years, though at times, interrupted by the pandemic.
Furthermore, as it relates to ESG and Socially Responsible investments, there is also a concentration in the number of funds available to the community towards growth stocks. Or, in other words, there are very limited options to diversify away from concentration in the highly valued growth sector for ESG related strategies.
Which is one reason we are more than pleased to report positive absolute (yes, absolute, not just relative) returns for the Socially Responsible
Value strategy in the first quarter of 2022. To put this in context, we would like to revisit what has happened in the markets since the pandemic began. In early 2020, when the global economy was in the process of shutting down the markets sold off. But not all sell-offs are created equal. This one was slightly unusual in that the stocks with the lowest P/E’s sold off the worst, while the best performing stocks were the ones with the highest P/E’s and highest market capitalizations held up the best. We said this at the time, and will reiterate it now, we believed the panic sell-off that occurred was one of the best buying opportunities for Value stocks in decades.
Our relative returns against our benchmarks since the first quarter of 2020 has reinforced our thoughts and vindicated our actions to buy when the rest of the market was selling. We didn’t just buy indiscriminately, however. We purchased stocks that we had long wanted to buy but couldn’t due to elevated valuations and throughout the two-year period since then we have been selling those companies whose valuations had increased beyond our expectations and buying more of the companies whose valuations have continued to deteriorate.
For the six months ending March 31st of 2022, our holdings in basic materials and financials contributed the most to returns. In basic materials, Nutrien, Newmont and Steel Dynamics contributed the most to performance as both inflation beneficiaries, and as undervalued investments for years with solid underlying fundamental thesis’ returned 62% and 37% and 44% respectively. We have owned Nutrien for years and are now being rewarded for our patience. Steel Dynamics was a relatively new company added to the portfolio during the pandemic when the global economy was at a stand-still. While most would agree—with the benefit of hindsight of course—it wasn’t likely that we were going to stay “locked up” forever, the market behaved as if it was. Our investments in both of these companies have more than doubled in a very short period of time, aiding returns for our holding periods.
In the financial sector, the benchmark’s returns were dragged down by the negative returns of the largest banks. The benchmark returns in the financial sector was negative during the period, yet the holdings in the Socially Responsible Value portfolio returned greater than positive 12%! Banks rallied over the last year as the prospect for increased interest rates, and thus increased net investment margins
(NIM’s), but turned mostly negative in the first quarter of 2022 as perhaps a sign that the market awarded these companies higher valuation perhaps a bit too fast. We have also not been very attracted to most of the large banks, as it seems that an improvement in net investment margins were only one of the few ways in which a bank can improve profitability. Especially considering that larger money centers like JP Morgan and Goldman Sachs had made so much money from SPAC boom over the last few years, which we felt was not likely to continue and would offset some of the benefit of an increase in NIM’s. Instead we have preferred property and casualty insurance (AIG and Chubb) and industrial conglomerates (Brookfield Asset Management and Berkshire Hathaway) which helped aid returns over the benchmark.
Offsetting some of the positive relative performance from these sectors were our holdings in health care, energy and consumer discretionary. In energy, our holdings in Texas Pacific Land Corporation simply underperformed the benchmark, while Kontoor and
Aptiv underperformed the benchmark’s consumer discretionary holdings. Aptiv’s valuation has ranged widely over the past two years as our purchase price is nearly one third of where it is priced now, yet as supply constraints continue to pressure auto industry production, the auto suppliers, like Aptiv, are often some of the first companies to decline in valuation. With the supply of vehicles available for sale having been dramatically reduced over the last two years, the auto industry should have multiple years of above market growth once normal production resumes. With gas prices near all-time highs for most Americans, the switch to hybrids and EVs should be even better for Aptiv as it is the only supplier with end-to-end solutions for both EVs, hybrids and autonomous functions.
In health care, Royal Philips announced a series of unfortunate manufacturing quality issues and was one of the worst performers in the fourth quarter of 2021. After re-evaluating our options, we believe there are better opportunities in and out of the sector and we decided to exit our position in the company. Laboratory Corporation of America also declined in the period after a very strong year-and-a-half as a primary beneficiary of Covid testing. Even without the extra profitability from Covid testing, Lab Corp’s fundamentals remain attractive and we are holding our position.
During the period we added two new companies to the strategy, Citigroup and Merck, and sold our remaining shares in Arista Networks and Royal Philips (as previously mentioned). Citigroup is at the beginning of a turnaround where relatively new CEO, Jane Fraser, is shrinking the organization and improving profitability across the company. It’s a daunting task for this global bank, however its

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2022

valuation, by far amongst the lowest in its peer group, more than compensates for the time required for such a turnaround (as does its dividend yield at ~4%). Arista, meanwhile, outperformed our expectations, both fundamentally and from a valuation perspective and reached a point where its valuation was not discounting any slowing growth from the large cloud providers. We believe that there has been a pull-forward in technology spending since the pandemic began whereby companies had to increase spending to improve bandwidth so we can all work from home, pulling in revenues from the future. Growth rates are likely to decline from this accelerated revenue growth and is a major contributor to this preference shift from growth to value stocks as the market is beginning to realize the growth rates are unsustainable.
With, so many changes having taken place in the economy, the market and our individual lives over the last two years it would be prudent to exercise a great deal of caution going forward. The market has priced in a lot of these changes, but in many cases, as the market is wont to do, they have been pushed to an extreme. The first quarter of 2022, in our opinion, is a reflection of the very beginning reversal of this extreme and with very few options for Value stocks in the ESG market, we believe now is the time for the Socially Responsible
Value strategy.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.76%.
However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2023 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297.
Average Annual Total Returns
Periods Ended March 31, 2022 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund 13.70% 11.02% 9.79% 6.63%
Morningstar US Large Value TR Index 12.12% 10.26% 11.14% 7.57%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.7%
Basic Materials - 7.8%
1,000 International Flavors & Fragrances, Inc. $ 131,330
1,200 Newmont Corp. 95,340
1,900 Nutrien, Ltd. 197,581
500 Packaging Corp. of America 78,055
700 Steel Dynamics, Inc. 58,401
560,707
Capital Goods / Industrials - 5.1%
450 Cummins, Inc. 92,300
1,100 ManpowerGroup, Inc. 103,312
5,000 nVent Electric PLC 173,900
369,512
Communication Services - 7.0%
3,800 Comcast Corp., Class A 177,916
1,000 The Walt Disney Co.
(a)
137,160
3,800 Verizon Communications, Inc. 193,572
508,648
Consumer Discretionary - 5.8%
700 Aptiv PLC
(a)
83,797
1,100 Genuine Parts Co. 138,622
4,800 Kontoor Brands, Inc. 198,480
420,899
Consumer Staples - 4.7%
1,600 Mondelez International, Inc., Class A 100,448
500 PepsiCo., Inc. 83,690
3,900 The Kraft Heinz Co. 153,621
337,759
Energy - 7.4%
2,600 Devon Energy Corp. 153,738
5,500 Kinder Morgan, Inc. 104,005
2,100 Schlumberger NV 86,751
140 Texas Pacific Land Corp. 189,295
533,789
Financials - 23.7%
3,300 Air Lease Corp. 147,345
1,300 American Express Co. 243,100
4,300 American International Group, Inc. 269,911
2,300 Bank of America Corp. 94,806
500 Berkshire Hathaway, Inc., Class B
(a)
176,455
1,600 BOK Financial Corp. 150,320
4,683 Brookfield Asset Management, Inc.,
Class A 264,918
500 Chubb, Ltd. 106,950
1,700 Citigroup, Inc. 90,780
700 CME Group, Inc. 166,502
1,711,087
Health Care - 15.4%
400 Amgen, Inc. 96,728
1,200 AstraZeneca PLC, ADR 79,608
850 Becton Dickinson and Co. 226,100
2,600 Cardinal Health, Inc. 147,420
450 Laboratory Corp. of America Holdings
(a)
118,647
900 Medtronic PLC 99,855
1,600 Merck & Co., Inc. 131,280
300 Regeneron Pharmaceuticals, Inc.
(a)
209,526
1,109,164
Real Estate - 2.8%
2,934 Realty Income Corp. REIT 203,326
Technology - 11.0%
2,600 Cisco Systems, Inc. 144,976
4,500 Corning, Inc. 166,095
1,100 International Business Machines Corp. 143,022
1,300 NetApp, Inc. 107,900
700 NXP Semiconductors NV 129,556
Shares Security Description Value
Technology - 11.0% (continued)
800 TE Connectivity, Ltd. $ 104,784
796,333
Transportation - 6.0%
20,300 Atlas Corp. 298,004
500 Union Pacific Corp. 136,605
434,609
Total Common Stock (Cost $4,939,695) 6,985,833
Shares Security Description Value
Money Market Fund - 3.2%
230,800 First American Government Obligations
Fund, Class X, 0.19%
(b)
(Cost $230,800) 230,800
Investments, at value - 99.9% (Cost $5,170,495) $ 7,216,633
Other Assets & Liabilities, Net - 0.1% 9,335
Net Assets - 100.0% $ 7,225,968
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,985,833
Level 2 - Other Significant Observable Inputs 230,800
Level 3 - Significant Unobservable Inputs –
Total $ 7,216,633
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 7.8%
Capital Goods / Industrials 5.1%
Communication Services 7.1%
Consumer Discretionary 5.8%
Consumer Staples 4.7%
Energy 7.4%
Financials 23.7%
Health Care 15.4%
Real Estate 2.8%
Technology 11.0%
Transportation 6.0%
Money Market Fund 3.2%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,170,495) $ 7,216,633
Receivables:
Fund shares sold 1,958
Dividends 9,778
From investment advisor 7,951
Trustees' fees and expenses 7
Prepaid expenses 13,437
Total Assets
7,249,764
LIABILITIES
Payables:
Fund shares redeemed 108
Accrued Liabilities:
Fund services fees 5,324
Other expenses 18,364
Total Liabilities
23,796
NET ASSETS
$ 7,225,968
COMPONENTS OF NET ASSETS
Paid-in capital $ 4,942,261
Distributable earnings 2,283,707
NET ASSETS
$ 7,225,968
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 480,794
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 15.03

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,021) $ 89,506
Total Investment Income
89,506
EXPENSES
Investment advisor fees 24,675
Fund services fees 32,573
Transfer agent fees 9,130
Custodian fees 2,511
Registration fees 10,639
Professional fees 16,532
Trustees' fees and expenses 2,347
Other expenses 15,499
Total Expenses 113,906
Fees waived and expenses reimbursed
(82,533)
Net Expenses
31,373
NET INVESTMENT INCOME
58,133
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 292,371
Net change in unrealized appreciation (depreciation) on investments
238,369
NET REALIZED AND UNREALIZED GAIN
530,740
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 588,873

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2022
For the Year
Ended
September 30,
2021
OPERATIONS
Net investment income $ 58,133 $ 75,418
Net realized gain 292,371 202,985
Net change in unrealized appreciation (depreciation) 238,369 1,427,701
Increase in Net Assets Resulting from Operations
588,873 1,706,104
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(248,294) (94,786)
CAPITAL SHARE TRANSACTIONS
Sale of shares 117,701 2,056,628
Reinvestment of distributions 246,544 94,123
Redemption of shares
(245,175) (621,975)
Increase in Net Assets from Capital Share Transactions
119,070 1,528,776
Increase in Net Assets
459,649 3,140,094
NET ASSETS
Beginning of Period
6,766,319 3,626,225
End of Period
$ 7,225,968 $ 6,766,319
SHARE TRANSACTIONS
Sale of shares 7,920 157,203
Reinvestment of distributions 17,030 7,174
Redemption of shares
(16,731) (47,959)
Increase in Shares
8,219 116,418

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2022
For the Years Ended September 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 14.32 $ 10.18 $ 11.21 $ 12.60 $ 11.43 $ 10.15
INVESTMENT OPERATIONS
Net investment income (a) 0.12 0.18 0.15 0.18 0.12 0.10
Net realized and unrealized gain (loss)
1.11 4.19 (0.90) (0.53) 1.31 1.33
Total from Investment Operations
1.23 4.37 (0.75) (0.35) 1.43 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.10) (0.14) (0.15) (0.16) (0.10) (0.15)
Net realized gain
(0.42) (0.09) (0.13) (0.88) (0.16) –
Total Distributions to Shareholders
(0.52) (0.23) (0.28) (1.04) (0.26) (0.15)
NET ASSET VALUE, End of Period
$ 15.03 $ 14.32 $ 10.18 $ 11.21 $ 12.60 $ 11.43
TOTAL RETURN
8.77%(b) 43.10% (6.67)% (1.79)% 12.66% 14.18%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 7,226 $ 6,766 $ 3,626 $ 3,824 $ 1,699 $ 5,404
Ratios to Average Net Assets:
Net investment income 1.65%(c) 1.31% 1.45% 1.60% 1.01% 0.92%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 3.23%(c) 3.76% 5.10% 5.78% 3.03% 2.64%
PORTFOLIO TURNOVER RATE 10%(b) 15% 30% 33% 31% 42%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
On June 14, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Funds’ Investor Shares, in a tax-free exchange into shares of the Funds’ Institutional Shares and the closure of the Investor Shares to new investments. On August
19, 2019, each shareholder of the Funds’ Investor Shares received Institutional Shares in a dollar amount equal to their investment in the
Investor Shares as of that date.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2022, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2023, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2023, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2022, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2022, $412,897 and $420,175 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 8,889 $ 64,780 $ 10,699 $ 84,368
Baywood Socially Responsible Fund 24,675 47,311 10,547 82,533

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2022 were as follows:
Note 6. Federal Income Tax
As of March 31, 2022 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Purchases Sales
Baywood Value Plus Fund $646,424 $ 648,290
Baywood Socially Responsible Fund 662,830 706,409
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 860,423 $ (50,401) $ 810,022
Baywood Socially Responsible Fund 2,087,757 (41,619) 2,046,138
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 2,591 $ 257,155 $ 675,718 $ 935,464
Baywood Socially Responsible Fund 86,049 101,547 1,755,532 1,943,128

Baywood Funds
ADDITIONAL INFORMATION
March 31, 2022

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2021 through March 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2021
Ending
Account Value
March 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,115.12 $ 3.69 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.44 $ 3.53 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,087.74 $ 4.63 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.49 $ 4.48 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, CA 94104
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0322

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 24, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 24, 2022